Shareholder Report, Average Annual Return (Details)	3 Months Ended	11 Months Ended	12 Months Ended	15 Months Ended	24 Months Ended	27 Months Ended	35 Months Ended	42 Months Ended	48 Months Ended	60 Months Ended		66 Months Ended	72 Months Ended	83 Months Ended	84 Months Ended	96 Months Ended	97 Months Ended		106 Months Ended	107 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000197647 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2027 Corporate Bond ETF — NAV Return
Average Annual Return, Percent			3.84%							1.40%										3.20%
C000197656 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2026 Corporate Bond ETF — NAV Return
Average Annual Return, Percent			4.13%							1.56%												3.05%
C000197657 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco Bloomberg Pricing Power ETF — NAV Return
Average Annual Return, Percent			1.54%							6.63%											10.24%
C000201205 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco Investment Grade Defensive ETF — NAV Return
Average Annual Return, Percent			2.00%							1.60%							2.83%
C000202950 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2028 Corporate Bond ETF — NAV Return
Average Annual Return, Percent			3.17%							1.22%								3.75%
C000202951 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2026 High Yield Corporate Bond ETF — NAV Return
Average Annual Return, Percent			3.44%							3.71%								4.67%
C000203478 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco RAFITM Strategic US ETF — NAV Return
Average Annual Return, Percent			31.07%							14.50%						15.67%
C000203488 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2028 Municipal Bond ETF — NAV Return
Average Annual Return, Percent			2.76%							(0.01%)				1.19%
C000203495 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2026 Municipal Bond ETF — NAV Return
Average Annual Return, Percent			2.65%							0.39%				1.26%
C000203496 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2027 Municipal Bond ETF — NAV Return
Average Annual Return, Percent			2.73%							0.46%				1.24%
C000209106 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco Russell 1000® Dynamic Multifactor ETF — NAV Return
Average Annual Return, Percent			20.04%							9.22%									14.01%
C000209109 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco Russell 2000® Dynamic Multifactor ETF — NAV Return
Average Annual Return, Percent			22.80%							6.78%									10.25%
C000213440 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2029 Corporate Bond ETF — NAV Return
Average Annual Return, Percent			2.68%							0.95%					2.39%
C000213441 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2027 High Yield Corporate Bond ETF — NAV Return
Average Annual Return, Percent			3.90%							3.39%					4.09%
C000213743 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2029 Municipal Bond ETF — NAV Return
Average Annual Return, Percent			2.71%							(0.28%)				0.96%
C000213744 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2030 Municipal Bond ETF — NAV Return
Average Annual Return, Percent			2.63%							(0.79%)			0.00%
C000221367 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2028 High Yield Corporate Bond ETF — NAV Return
Average Annual Return, Percent			4.91%							3.20%			3.80%
C000221368 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2030 Corporate Bond ETF — NAV Return
Average Annual Return, Percent			2.04%							0.37%			0.41%
C000225365 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco International Developed Dynamic Multifactor ETF — NAV Return
Average Annual Return, Percent			30.13%							9.01%		9.92%
C000229787 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2031 Corporate Bond ETF — NAV Return
Average Annual Return, Percent			1.73%								(0.03%)
C000229788 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2029 High Yield Corporate Bond ETF — NAV Return
Average Annual Return, Percent			4.92%								2.87%
C000229789 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2031 Municipal Bond ETF — NAV Return
Average Annual Return, Percent			2.67%								(1.14%)
C000237719 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2032 Corporate Bond ETF — NAV Return
Average Annual Return, Percent			1.94%						5.08%
C000237720 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2030 High Yield Corporate Bond ETF — NAV Return
Average Annual Return, Percent			5.22%						7.70%
C000237721 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2032 Municipal Bond ETF — NAV Return
Average Annual Return, Percent			3.75%					2.81%
C000244604 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2033 Corporate Bond ETF — NAV Return
Average Annual Return, Percent			2.00%				6.27%
C000244605 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2031 High Yield Corporate Bond ETF — NAV Return
Average Annual Return, Percent			3.85%				8.10%
C000244606 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2033 Municipal Bond ETF — NAV Return
Average Annual Return, Percent			4.17%				3.58%
C000250315 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2034 Corporate Bond ETF — NAV Return
Average Annual Return, Percent			2.11%			4.98%
C000250316 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2032 High Yield Corporate Bond ETF — NAV Return
Average Annual Return, Percent			4.66%			7.00%
C000253524 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2034 Municipal Bond ETF — NAV Return
Average Annual Return, Percent			4.56%		0.74%
C000261115 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2035 Corporate Bond ETF — NAV Return
Average Annual Return, Percent			1.84%	3.97%
C000261116 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2033 High Yield Corporate Bond ETF — NAV Return
Average Annual Return, Percent			5.00%	6.59%
C000263929 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2035 Municipal Bond ETF — NAV Return
Average Annual Return, Percent		1.25%
C000276124 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2036 Corporate Bond ETF — NAV Return
Average Annual Return, Percent	(0.72%)
C000276125 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2034 High Yield Corporate Bond ETF — NAV Return
Average Annual Return, Percent	0.85%
C000276136 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2027 Treasury Bond ETF — NAV Return
Average Annual Return, Percent	0.76%
C000276137 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2028 Treasury Bond ETF — NAV Return
Average Annual Return, Percent	0.59%
C000276138 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2029 Treasury Bond ETF — NAV Return
Average Annual Return, Percent	0.39%
C000276139 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2030 Treasury Bond ETF — NAV Return
Average Annual Return, Percent	0.16%
C000276140 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2031 Treasury Bond ETF — NAV Return
Average Annual Return, Percent	0.01%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	(0.23%)		1.89%	3.41%		3.91%	4.62%		2.97%	(0.29%)	(0.34%)		(0.27%)		0.87%		1.88%	1.87%		1.57%		1.47%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			20.38%							12.79%											15.37%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
Average Annual Return, Percent			20.10%							11.80%						14.16%			14.38%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.36%	4.12%		1.79%		3.65%	3.22%		0.54%	0.54%		1.01%	1.46%
MSCI EAFE Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE® Index (Net)
Average Annual Return, Percent			21.62%							9.35%		9.96%
ICE BulletShares USD Corporate Bond 2027 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BulletShares® USD Corporate Bond 2027 Index
Average Annual Return, Percent			3.89%							1.45%										3.33%
ICE BulletShares USD Corporate Bond 2026 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BulletShares® USD Corporate Bond 2026 Index
Average Annual Return, Percent			4.20%							1.66%												3.13%
ICE Investment Grade Defensive Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE Investment Grade Defensive Index
Average Annual Return, Percent			2.16%							1.77%							3.02%
iBoxx USD Liquid Investment Grade Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			iBoxx USD Liquid Investment Grade Index
Average Annual Return, Percent			1.24%							(0.79%)							2.74%
ICE BulletShares USD Corporate Bond 2028 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BulletShares® USD Corporate Bond 2028 Index															Bloomberg U.S. Corporate Index
Average Annual Return, Percent			3.23%							1.29%								3.89%
Bloomberg U S Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Corporate Index
Average Annual Return, Percent	(0.50%)		1.94%	3.69%		4.26%	5.52%		4.26%	(0.12%)	(0.22%)		0.25%		1.58%			2.77%		2.38%		2.43%
ICE BulletShares USD High Yield Corporate Bond 2026 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BulletShares® USD High Yield Corporate Bond 2026 Index
Average Annual Return, Percent			4.58%							4.44%								5.48%
Blended Invesco Bloomberg Pricing Power Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended - Invesco Bloomberg Pricing Power Benchmark
Average Annual Return, Percent			1.96%							7.13%											10.82%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000® Index
Average Annual Return, Percent			19.77%							12.10%						14.55%			14.70%
Invesco Strategic US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco Strategic US Index
Average Annual Return, Percent			31.33%							14.70%						15.87%
ICE BulletShares Municipal Bond 2028 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BulletShares® Municipal Bond 2028 Index
Average Annual Return, Percent			3.05%							0.31%				1.50%
ICE BulletShares Municipal Bond 2026 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BulletShares® Municipal Bond 2026 Index
Average Annual Return, Percent			3.09%							0.76%				1.70%
ICE BulletShares Municipal Bond 2027 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BulletShares® Municipal Bond 2027 Index
Average Annual Return, Percent			3.00%							0.54%				1.60%
Russell 1000 Invesco Dynamic Multifactor Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000® Invesco Dynamic Multifactor Index
Average Annual Return, Percent			20.42%							9.57%									14.36%
Russell 2000 Invesco Dynamic Multifactor Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000® Invesco Dynamic Multifactor Index
Average Annual Return, Percent			23.29%							7.31%									10.78%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000® Index
Average Annual Return, Percent			26.46%							6.85%									9.62%
ICE BulletShares USD Corporate Bond 2029 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BulletShares® USD Corporate Bond 2029 Index
Average Annual Return, Percent			2.81%							1.04%					2.49%
ICE BulletShares USD High Yield Corporate Bond 2027 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BulletShares® USD High Yield Corporate Bond 2027 Index
Average Annual Return, Percent			4.77%							3.98%					4.99%
Bloomberg U S Corporate High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	1.40%		4.88%	6.53%		7.60%	8.80%		8.11%	4.13%	4.07%		5.17%		5.00%			5.24%
ICE BulletShares Municipal Bond 2029 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BulletShares® Municipal Bond 2029 Index
Average Annual Return, Percent			2.87%							(0.23%)				1.16%
ICE BulletShares Municipal Bond 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BulletShares® Municipal Bond 2030 Index
Average Annual Return, Percent			2.68%							(0.67%)			0.27%
ICE BulletShares USD High Yield Corporate Bond 2028 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BulletShares® USD High Yield Corporate Bond 2028 Index
Average Annual Return, Percent			5.49%							3.69%			4.33%
ICE BulletShares USD Corporate Bond 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BulletShares® USD Corporate Bond 2030 Index
Average Annual Return, Percent			2.16%							0.43%			0.47%
FTSE Developed ex US Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Developed ex US Index (Net)
Average Annual Return, Percent			28.50%							10.35%		10.84%
FTSE Developed ex US Invesco Dynamic Multifactor Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Developed ex US Invesco Dynamic Multifactor Index (Net)
Average Annual Return, Percent			31.18%							9.74%		10.64%
ICE BulletShares USD Corporate Bond 2031 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BulletShares® USD Corporate Bond 2031 Index
Average Annual Return, Percent			1.91%								0.07%
ICE BulletShares USD High Yield Corporate Bond 2029 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BulletShares® USD High Yield Corporate Bond 2029 Index
Average Annual Return, Percent			5.39%								3.32%
ICE BulletShares Municipal Bond 2031 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BulletShares® Municipal Bond 2031 Index
Average Annual Return, Percent			2.78%								(1.03%)
ICE BulletShares USD Corporate Bond 2032 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BulletShares® USD Corporate Bond 2032 Index
Average Annual Return, Percent			2.07%						4.78%
ICE BulletShares USD High Yield Corporate Bond 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BulletShares® USD High Yield Corporate Bond 2030 Index
Average Annual Return, Percent			5.76%						8.29%
ICE BulletShares Municipal Bond 2032 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BulletShares® Municipal Bond 2032 Index
Average Annual Return, Percent			3.80%					3.14%
ICE BulletShares USD Corporate Bond 2033 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BulletShares® USD Corporate Bond 2033 Index
Average Annual Return, Percent			2.10%				6.37%
ICE BulletShares USD High Yield Corporate Bond 2031 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BulletShares® USD High Yield Corporate Bond 2031 Index
Average Annual Return, Percent			4.41%				8.72%
ICE BulletShares Municipal Bond 2033 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BulletShares® Municipal Bond 2033 Index
Average Annual Return, Percent			4.11%				3.62%
ICE BulletShares USD Corporate Bond 2034 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BulletShares® USD Corporate Bond 2034 Index
Average Annual Return, Percent			2.19%			5.08%
ICE BulletShares USD High Yield Corporate Bond 2032 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BulletShares® USD High Yield Corporate Bond 2032 Index
Average Annual Return, Percent			5.25%			7.57%
ICE BulletShares Municipal Bond 2034 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BulletShares® Municipal Bond 2034 Index
Average Annual Return, Percent			4.50%		0.81%
ICE BulletShares USD Corporate Bond 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BulletShares® USD Corporate Bond 2035 Index
Average Annual Return, Percent			1.98%	4.11%
ICE BulletShares USD High Yield Corporate Bond 2033 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BulletShares® USD High Yield Corporate Bond 2033 Index
Average Annual Return, Percent			5.42%	6.92%
ICE BulletShares Municipal Bond 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BulletShares® Municipal Bond 2035 Index
Average Annual Return, Percent		1.29%
ICE BulletShares USD Corporate Bond 2036 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BulletShares® USD Corporate Bond 2036 Index
Average Annual Return, Percent	(0.73%)
ICE BulletShares USD High Yield Corporate Bond 2034 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BulletShares® USD High Yield Corporate Bond 2034 Index
Average Annual Return, Percent	1.07%
ICE BulletShares US Treasury Bond 2027 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BulletShares® US Treasury Bond 2027 Index
Average Annual Return, Percent	0.76%
ICE BulletShares US Treasury Bond 2028 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BulletShares® US Treasury Bond 2028 Index
Average Annual Return, Percent	0.60%
Bloomberg U S Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Index
Average Annual Return, Percent	(0.12%)
ICE BulletShares US Treasury Bond 2029 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BulletShares® US Treasury Bond 2029 Index
Average Annual Return, Percent	0.40%
ICE BulletShares US Treasury Bond 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BulletShares® US Treasury Bond 2030 Index
Average Annual Return, Percent	0.17%
ICE BulletShares US Treasury Bond 2031 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BulletShares® US Treasury Bond 2031 Index
Average Annual Return, Percent	0.01%